Expense Example - Simplify Chinese Commodities Strategy No K-1 ETF - Simplify Chinese Commodities Strategy No K-1 ETF	Jan. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315